MINERAL PROPERTY OPTION	12 Months Ended
Jul. 31, 2014
Extractive Industries [Abstract]
MINERAL PROPERTY OPTION

4.

MINERAL PROPERTY OPTION

Title to mineral properties

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain mineral titles as well as the potential for problems arising from the frequently ambiguous conveying history characteristic of many mineral properties. As at July 31, 2014, the Company does not hold titles to any mineral properties.

La Buena, Mexico

The Company entered into an assignment agreement with Skanderbeg Capital Partners Inc. (“Skanderbeg”) whereby the Company can earn a 50% interest in the La Buena mineral claims located in Mexico.

During the year ended July 31, 2013, the Company decided not to move forward with the La Buena project and issued 400,000 restricted common shares valued at $92,000 and paid $10,000 in lieu of any future obligations as stated above.

KM 66, Mexico

During the year ended July 31, 2013, the Company entered in to a definitive agreement (“Agreement”) with Bearing Resources Ltd. (“Bearing”) whereby the Company could earn a 75% interest in the KM 66 Property in Mexico.

During the year ended July 31, 2014, the Company decided not to move forward with the KM 66 project.

Acquisition costs	KM 66	La Buena	Total

Balance, July 31, 2012	-	20,000	20,000
Additions
Cash payments	50,000	10,000	60,000
Shares issued	192,000	92,000	284,000
Written-off	(242,000)	(122,000)	(364,000)

Balance, July 31, 2013 and 2014	-	-	-